Loans - Schedule of Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Effective yield	4.73%	5.53%
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	$ 5,166,210	$ 4,068,991
Less specific allowance for credit losses	(23,588)	(25,102)
Loans, net of allowance for credit losses	5,142,622	4,043,889
Less specific allowance for credit losses	(17,678)	(14,915)	$ (13,624)
Less general allowance for credit losses	(5,910)	(10,187)	(21,843)
Commercial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	935,015	652,621
Less specific allowance for credit losses	(4,904)	(4,453)
Loans, net of allowance for credit losses	930,111	648,168
Less specific allowance for credit losses	(4,904)	(4,453)	(2,866)
Less general allowance for credit losses	(2,377)	(2,460)	(3,443)
Commercial loans | Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	28,547	33,094
Commercial loans | Governments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	370,753	105,664
Commercial loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	535,715	513,863
Commercial real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	754,233	575,644
Less specific allowance for credit losses	(470)	(600)
Loans, net of allowance for credit losses	753,763	575,044
Less specific allowance for credit losses	(470)	(600)	(583)
Less general allowance for credit losses	(1,026)	(3,492)	(9,777)
Commercial real estate loans | Commercial mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	659,293	496,975
Commercial real estate loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	94,940	78,669
Consumer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	257,141	180,690
Less specific allowance for credit losses	(676)	(274)
Loans, net of allowance for credit losses	256,465	180,416
Less specific allowance for credit losses	(676)	(274)	(274)
Less general allowance for credit losses	(826)	(528)	(614)
Consumer loans | Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	7,858	12,886
Consumer loans | Automobile financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	21,462	20,224
Consumer loans | Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	87,674	84,089
Consumer loans | Other consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	140,147	63,491
Residential mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	3,219,821	2,660,036
Less specific allowance for credit losses	(11,628)	(9,588)
Loans, net of allowance for credit losses	3,208,193	2,650,448
Less specific allowance for credit losses	(11,628)	(9,588)	(9,901)
Less general allowance for credit losses	$ (1,681)	$ (3,707)	$ (8,009)